Exception Grades

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	254NQM023		32954653	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for less than 24 months employment.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	$XXXX residual income. 60 months reserves. DTI is 20% below max guideline.	SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-09): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B	A	A		N/A	No
XXXX	XXXX	254NQM064		32954657	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Delayed financing transaction, borrower owns 1/3 of LLC, lender exception in file. Missing proof of one month receipt of rent as required per lender exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. 134 months reserves Fico is 129 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-01-07): Lender exception in file. Seller Comment (2025-01-03): Please see the 1008 notes and exception notes on pages 15 & 24 of Clarity, the proof of deposits can be found on the XXXXXX account ending in XXXX statement on page 650 of Clarity. Please Cancel.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B	A	A		N/A	No
XXXX	XXXX	254NQM078		32954682	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Four business accounts for one business, lender exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. 85 months reserves DTI is 29% below guideline max. Fico is 130 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2024-11-08): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM078		32954681	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $545.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2024-11-08): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM070	32954699	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,430.00 exceeds tolerance of $1,375.00. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,430.00 exceeds tolerance of $1,375.00. No valid changed circumstance was provided. No cure was provided to the Borrower.	Reviewer Comment (2024-12-05): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-12-04): Tracking Confirmation #XXXXXXXX6 confirms delivery today XX/XX/XXXX 11:03am

Reviewer Comment (2024-12-04): SitusAMC received PCCD, LOE, Proof of Mailing and Copy of check USPS  tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Buyer Comment (2024-12-03): See provided updated delivery tracking confirmation

Reviewer Comment (2024-11-27): SitusAMC received PCCD, LOE, Refund Check and Proof of Mailing.   USPS tracking indicates label has been cancelled and package has not been shipped. Proof of mailing required to cure.

Buyer Comment (2024-11-26): Additional documentation - Delivery Tracking Receipt

Buyer Comment (2024-11-25): See Uploaded Buyer Settlement Statement, LOX and Refund check receipt.

Reviewer Comment (2024-11-22): SitusAMC received rebuttal, however we require wire transaction receipt or borrower confirmation that they have received the cure amount. Also, provide LOE that accompanied the PCCD.

Buyer Comment (2024-11-20): Refund to the borrower was done as a Direct Wire, see email confirmation and wire tracking confirmation.  Documentation provided/labeled wire confirmation provided. Please review documentation again.

Reviewer Comment (2024-11-19): SitusAMC received PCCD & LOE. Missing proof of mailing & copy of refund check. Please provide the copy of refund check and proof of mailing to cure the exception.

Buyer Comment (2024-11-15): See uploaded PCCD and Wire Confirmation
																			XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM080		32954710	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $195.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)					Reviewer Comment (2024-11-25): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM080		32954711	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $180.20 exceeds tolerance of $175.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2024-11-25): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM068		32954739	XXXX	XX/XX/XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of 9.77068% or Final Disclosure APR of 9.82200% is equal to or greater than the threshold of APOR 6.40% + 1.5%, or 7.90000%. Compliant Higher Priced Loan.	APR on subject loan of 9.77068% or Final Disclosure APR of 9.82200% is equal to or greater than the threshold of APOR 6.40% + 1.5%, or 7.90000%. Compliant Higher Priced Loan.				Reviewer Comment (2024-12-04): Client accepts as is. Buyer Comment (2024-12-04): ARC Agrees Compliant HPML APR exceeds Threshold. Downgrade to B, approved. Unable to clear, Accept As-Is.				2	B	XX/XX/XXXX	XX	Primary	Purchase	No obvious cure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	254NQM081		32954747	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing twelve month housing history.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been in same job for 14 years. Borrower has disposable income over $5,000. Borrower FICO score 124 points over requirement.	Originator,SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2024-11-27): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM098		32954758	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Tax Return Fee. Fee Amount of $10.82 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7575)					Reviewer Comment (2024-11-29): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM094		32954769	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: HURRICANE MILTON Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 10/11/24	SitusAMC	Reviewer Comment (2024-12-04): Property inspected after declaration date, prior to end date.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM105	32954780	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $3,255.26 compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX024)	Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $3,255.26 compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated	Reviewer Comment (2024-12-17): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Buyer Comment (2024-12-16): RTC w/re-opened recission and proof of Docusign

Reviewer Comment (2024-12-13): SitusAMC received LE which does not address this violation.  The 12-6 CD does not address.  The Finance Charge was underdisclosed by $2308.94.  Fees that were included in the calculation were: Admin fee $100, Prepaid Int $-532.64, Processing fee $695, title-loan tie in $174, Ttile-recording service $35, title-closing/escrow $875, title-sub-Escrow $125, Title-wire $25, Underwriting $1050 and a lump sum credit allocated to the finance charges of $-1298.74 for the portion of lender lump sum credit.  Client has chosen to calculate lender lump sum credit first to Non-Finance Charges, then to Finance Charges.  The calculation results in Finance Charge of $967,425.80 and was underdisclosed $2308.94 at closing.  Cure with Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure $2308.94, proof of mailing and proof of reopening of rescission to all consumers.

Buyer Comment (2024-12-12): See uploaded Final Executed LE signed 11/20 and CoC Form
																			XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	B	B	B	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM105		32954781	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - XX/XX/XXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX024)	Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX is blank. Closing disclosure reflects that an escrow account will be used.				Reviewer Comment (2024-12-17): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2024-12-16): PCCCD with corrected page 3 w/escrowed property costs over 1 year Reviewer Comment (2024-12-13): SitusAMC received 12-6-24 Corrected CD. Missing LOE to borrower. However, page 4 on Escrow Account did not disclosed the Escrowed Property costs over year 1. Corrected CD & LOE to borrower. Buyer Comment (2024-12-12): See uploaded Final Executed LE signed 11/20 and CoC Form		XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM105	32954782	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $3,255.26 compared to the calculated Finance Charge of $XXX which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX024)	Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $3,255.26 compared to the calculated Finance Charge of $XXX which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated	Reviewer Comment (2024-12-17): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Buyer Comment (2024-12-16): Please see the attached corrective docs for the TRID cure

Reviewer Comment (2024-12-10): SitusAMC received Corrected CD and final Settlement Statement.  Missing copy of LOE to borrower which accompanied the 12-6-24 Corrected CD.  Additionally, finance charge updated with the revised lower fees, but was underdisclsoed by $2308.94.  The following fees were included in SitusAMC calculation: Admin Fee $100, Prepaid Int $-532.64, Processing fee $695, Title-Loan Tie In $174, Title-recording servcie $35, Title-Closing/Escrow $875, Title-wire $25, Underwriting $1050 and lump sum credit from lender credit allocated was $1298.74 as client chose to allocate lender/seller lump sum credits first to non-finance charges then finance charges.  Cure would be due with $2308.94 cure refund to borrower for total underdisclosure, the LOE to borrower on the PCCD, proof of mailing and proof of reopening rescission to all consumers.

Buyer Comment (2024-12-09): See Uploaded Final LE, Initial CD, Final CD, PCCD, Final Settlement statement and COC for rate change.
																			XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	B	B	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM105		32954789	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for cash-out seasoning.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV/CLTV is 26% below guideline max. LTV/CLTV is 26% below guideline max. The fico is 136 points above guideline minimum.	SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-05): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	254NQM106		32954814	XXXX	XX/XX/XXXX	Compliance	Compliance	State Compliance	State HPML	Massachusetts HPML Threshold Test Compliant	Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 9.42755% or Final Disclosure APR of 9.44500% is equal to or greater than the threshold of APOR 6.78% + 1.5%, or 8.28000% Compliant Higher Priced Loan.	APR on subject loan of 9.42755% or Final Disclosure APR of 6.78000% is equal to or greater than the threshold of APOR 6.78% + 1.5%, or 8.28000% Compliant Higher Priced Loan.				Buyer Comment (2024-12-17): accept as is. Guidelines allow HPML				2	B	XX/XX/XXXX	XX	Primary	Purchase	No obvious cure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	254NQM083		32954822	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception in file for NSF's. A required letter of explanation from the Borrower was provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. 178 months reserves Fico is 67 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-10): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM101		32954828	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,128.50 exceeds tolerance of $1,952.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Transfer Tax was last disclosed as $1,952 on LE but disclosed as $2,128.50 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-12-10): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM104		32954855	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX024)	Final Closing Disclosue provided on XX/XX/XXXX did not disclose a reason for not having an escrow account on page 4.				Reviewer Comment (2024-12-20): SitusAMC Received Corrected PCCD and LOE. Buyer Comment (2024-12-19): see docs provided Reviewer Comment (2024-12-16): SitusAMC received Page 4 of CD. However, we would require complete copy of Post CD with the correction on page 4 to reflect will not have an escrow account box to be checked along with LOX. Buyer Comment (2024-12-16): see docs provided		XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM111	32954876	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception in file for rent payment documentation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. 9 months reserves. LTV/CLTV is 13% below guideline max. LTV/CLTV is 13% below guideline max. DTI is at least 10% below guideline max. Fico is 88 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-20): Lender exception in file. Buyer Comment (2024-12-18): see lease Reviewer Comment (2024-12-18): Documentation provided. Buyer Comment (2024-12-17): Copy of lease agreement			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM090		32954890	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: TROPICAL STORM HELENE Disaster Declaration Date: XX/XX/XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 9/28/24	SitusAMC	Reviewer Comment (2024-12-16): Property inspected after declaration date, prior to end date.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM090		32954895	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,400.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2024-12-13): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM090		32954901	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 10.56 is less than Guideline PITIA months reserves of 12.00.	Prior exception cleared in error, insufficient reserves provided due to add'l REO's.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. Fico is 96 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-26): Post close lender exception provided to allow 10 months reserves, as opposed to 12 months. Buyer Comment (2024-12-24): See exception			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM090		32954902	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: TROPICAL STORM HELENE Disaster Declaration Date: XX/XX/XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 9/28/24	SitusAMC	Reviewer Comment (2024-12-26): Property inspected after declaration date, prior to end date.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM112		32954923	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $665.00 exceeds tolerance of $625.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2024-12-17): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM115		32954951	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $153.16 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2024-12-21): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM084	32954955	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception approved for 6 NSFs.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. 113 months reserves LTV/CLTV is 43% below guideline max. LTV/CLTV is 43% below guideline max. DTI is 14% below guideline max. Fico is 64 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-24): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM066	32954969	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception in file for wildfire coverage. Master insurance wildfire coverage limit of $10M. The Replacement cost for the project is $XXX.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. 24 months reserves. LTV/CLTV is 42% below guideline max. LTV/CLTV is 42% below guideline max. DTI is 22% below guideline max. Fico is 52 points above guideline minimum.	SitusAMC SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-24): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM116	32954973	XXXX	XX/XX/XXXX	Credit	Credit	Credit Calculation / Analysis	Credit	Guideline Issue: Insufficient tradelines per credit guidelines	Lender approved exception provided for tradelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. 13 months reserves. Fico is 61 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-24): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM002		32954978	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception in file for cash-out seasoning.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has residual income above $XXXX. Borrower has been in same job over 3 years. Borrower has DTI of 23%. Borrower has FICO score 91 points above requirements.	Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2024-10-25): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	254NQM013		32954981	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $915.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2024-10-28): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	254NQM003		32954985	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $930.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2024-11-01): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM003		32954986	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)					Reviewer Comment (2024-11-01): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM003		32954990	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.10 is less than Guideline PITIA months reserves of 16.00.	Lender exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income DTI is 11% below guideline max Fico is 80 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2024-11-05): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM027		32955010	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $150.00 exceeds tolerance of $40.00. Sufficient or excess cure was provided to the borrower at Closing. (7588)					Reviewer Comment (2024-11-14): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM041		32955025	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $770.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2024-11-26): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	254NQM015		32955046	XXXX	XX/XX/XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: XX/XX/XXXX; Lien Position: 1					Reviewer Comment (2024-12-17): Client accepts as is. Seller Comment (2024-12-16): Accept as is Reviewer Comment (2024-12-16): Please accept as is. Seller Comment (2024-12-12): The field review is on page 1179. Please Clear/Waive.				2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	A	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	254NQM015		32955049	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $865.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2024-12-02): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	A	A	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	254NQM031		32955061	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2024-12-02): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	254NQM054		32955064	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $159.00 exceeds tolerance of $127.00 plus 10% or $139.70. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2024-12-02): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	254NQM054		32955065	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $760.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2024-12-02): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX	XXXX	254NQM024	32955070	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception provided for non-owner occupied co-borrower using bank statement to qualify where the occupying borrower's income is not being used.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income LTV/CLTV is 32% below guideline max. LTV/CLTV is 32% below guideline max. DTI is 22% below guideline max.	SitusAMC Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2024-12-04): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	254NQM033		32955076	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for borrower to purchase HO6 policy with 50k in loss assessment coverage including water damage.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. 30 months reserves. DTI is 25% below guideline max. Fico is 56 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-16): Lender exception in file. Seller Comment (2024-12-12): The exception approval is on page 1 of Clarity.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM014		32955081	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $107.00 exceeds tolerance of $60.00 plus 10% or $66.00. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2024-12-10): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM029		32955087	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception provided for business existence < 2 years.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	$XXXX residual income. 20 months reserves.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-09): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM004		32955089	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a non-warrantable condo requirements (studio and flood insurance) Property is a studio and does not have minimum required flood insurance coverage. Contingent upon Borrower providing $XXXX personal flood policy. Flood policy of $XXXX shown in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. 16 months reserves LTV/CLTV 10% below guideline max. LTV/CLTV 10% below guideline max. Fico is 48 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-10): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	254NQM039		32955105	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Escrows waived with dti over 43%, lender exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. 27 months reserves. Fico is 102 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-12): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	254NQM009		32955152	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is C10 /non-permanent resident alien, lender exception in file.	Borrower has verified disposable income of at least $2500.00.	$XXXX residual income.	Originator,SitusAMC	Reviewer Comment (2024-12-17): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	254NQM018		32955164	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception provided to allow a frozen credit report.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. Fico is 94 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-18): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	254NQM061	32955166	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lende approved exception provided for less than 2 years self employment history.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. 21 months reserves. LTV/CLTV is 42% below guideline max. LTV/CLTV is 42% below guideline max. The dti is 38% below guideline max.	Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2024-12-19): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	254NQM058		32955174	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower one does not meet tradeline requirement, lender exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXX residual income. 27 months residual income. Fico is 41 points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-19): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	254NQM048		32955191	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for waiver of escrows.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	$XXXX residual income. 7 months reserves. LTV/CLTV is 31% below guideline max. LTV/CLTV is 31% below guideline max. DTI is 30% below guideline max.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-26): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	A	Higher Priced QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	254NQM048		32955192	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Delayed financing with non-arms length transaction, lender exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	$XXXX residual income. 7 months reserves. LTV/CLTV is 31% below guideline max. LTV/CLTV is 31% below guideline max. DTI is 30% below guideline max.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2024-12-26): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	A	Higher Priced QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	254NQM048		32955194	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan Designation of Safe Harbor QM (APOR).	The client restated the loan desigantion				Reviewer Comment (2025-01-08): The client accepts as is.				2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	B	A	Higher Priced QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	254NQM008		32955202	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $790.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2024-12-23): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	254NQM040		32955214	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $790.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2024-12-26): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes